TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 9,400	$ 7,761	$ 4,639
Foreign (United States)	8,077	2,792	106
Income before taxes on income	$ 17,477	$ 10,553	$ 4,745